EQUITY (Details Narrative)	3 Months Ended		9 Months Ended			12 Months Ended
	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2022 CAD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares	Sep. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares	Sep. 30, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common Stock, Shares Authorized, Unlimited [Fixed List]			Unlimited	Unlimited				Unlimited
Common Stock, No Par Value | $ / shares						$ 0		$ 0
Common Stock, Shares, Outstanding | shares	1,932,600		1,932,600			1,103,006		667,069
Stock Issued During Period, Value, Issued for Services		$ 34,850			$ 54,958
Stock Issued During Period, Value, Acquisitions						$ 2,468,750
[custom:PercentageIssuedAndOutstandingForCommonStock-0]	10.00%		10.00%			10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term			10 years	10 years		10 years	10 years
Aggregate intrinsic value of options outstanding and exercisable
Share-Based Payment Arrangement, Option, Exercise Price Range, Shares Outstanding | shares	92,917	37,917	92,917		37,917	37,917		39,003
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit | $ / shares			$ 2.36			$ 2.36
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit | $ / shares			$ 23.55			$ 23.55
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term			7 years 10 months 17 days	7 years 10 months 17 days		6 years 7 months 6 days	6 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares			$ 11.40					$ 1.69
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			55,000	55,000		0	0	5,000
Share-Based Payment Arrangement, Expense	$ 185	$ 486	$ 604,861		$ 2,401	$ 2,870		$ 4,175
Share-Based Compensation Arrangement by Share-Based Payment Award, Non-Option Equity Instruments, Outstanding, Number | shares	1,097,097	208,333	1,097,097		208,333	208,333		80,087
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsOutstandingWeightedAverageGrantDateFairValue-0] | $ / shares	$ 11.96		$ 11.96			$ 9.42		$ 12.77
Warrants and Rights Outstanding	$ 1,097,097		$ 1,097,097
Stock Issued During Period, Value, New Issues	(18,302)		$ (1,079,928)			$ 54,958
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			1.50%	1.50%				0.78%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			10 years	10 years				10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			131.00%	131.00%				120.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Cash	5,366,789		$ 5,366,789			$ 25,806		$ 5,517
Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other Expenses			131,560			131,560
Cash	$ 754,058		$ 754,058			$ 754,058
Class of Warrant or Right, Outstanding | shares	78,548		78,548			78,548
Adjustment of Warrants Granted for Services			$ 858,429			$ 858,429
Non-brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares			44,117	44,117		44,117	44,117
Sale of Stock, Price Per Share | (per share)	$ 13.20		$ 13.20			$ 13.20			$ 16.20	$ 16.20
Proceeds from Issuance of Common Stock			$ 571,760	$ 714,700		$ 571,760	$ 714,700
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)	$ 25.80		$ 25.80			$ 25.80			$ 32.40	$ 32.40
Proceeds from Issuance of Warrants			$ 137,946			$ 137,946
Warrants and Rights Outstanding	$ 34,733		$ 34,733			$ 34,733
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			0.98%	0.98%		0.98%	0.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			2 years	2 years		2 years	2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			153.02%	153.02%		153.02%	153.02%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%		0.00%	0.00%
Other Expenses			$ 800			$ 800
Non-brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares			2,680	2,680		2,680	2,680
Stock Issued During Period, Value, New Issues			$ 24,543			$ 24,543
Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares			785,477	785,477		785,477	785,477
Sale of Stock, Price Per Share | $ / shares	$ 9.60		$ 9.60			$ 9.60
Proceeds from Issuance of Common Stock			$ 7,540,580			$ 7,540,580
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 12.60		$ 12.60			$ 12.60
Proceeds from Issuance of Warrants			$ 607,170			$ 607,170
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			2.45%	2.45%		2.45%	2.45%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term			5 years	5 years		5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			134.66%	134.66%		134.66%	134.66%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			0.00%	0.00%		0.00%	0.00%
Other Expenses			$ 140,475			$ 140,475
Warrants and Rights Outstanding, Term	5 years		5 years			5 years
Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services | shares						19,271	19,271
Stock Issued During Period, Value, Issued for Services						$ 54,313
Property Acquisition Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares						416,666	416,666
Stock Issued During Period, Value, Acquisitions						$ 2,468,750